Income Taxes (Details 3) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Assets	$ 11,915	$ 11,886
Liabilities	(662)	(785)
Net	11,253	11,101	$ 10,177
Property, plant and equipment [Member]
Assets	0	0
Liabilities	(110)	(380)
Net	(110)	(380)	(1,658)
Intangible assets [Member]
Assets	0	0
Liabilities	(66)	(334)
Net	(66)	(334)	(309)
Employee benefits [Member]
Assets	7,236	7,062
Liabilities	0	0
Net	7,236	7,062	8,773
Provisions and Accrued expenses [Member]
Assets	3,788	3,428
Liabilities	(486)	(71)
Net	3,302	3,357	2,149
Other items [Member]
Assets	891	1,396
Liabilities	0	0
Net	$ 891	$ 1,396	$ 1,222